UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-08518

                                     Gabelli Gold Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Gold Fund, Inc. First Quarter Report — March 31, 2018
To Our Shareholders,	Caesar M. P. Bryan Portfolio Manager

For the quarter ended March 31, 2018, the net asset value (“NAV”) per Class AAA Share of the Gabelli Gold Fund, Inc. decreased 8.8% compared with decreases of 4.6% and 5.5% for the Philadelphia Gold & Silver (“XAU”) Index and the NYSE Arca Gold Miners Index, respectively. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since Inception (7/11/94)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GOLDX)	(8.78)%	(12.62)%	(5.97)%	(4.40)%	5.66%	3.98%
XAU Index	(4.64)	(2.56)	(8.78)	(6.41)	2.46	(0.12)(d)
NYSE Arca Gold Miners Index	(5.50)	(2.12)	(9.10)	(6.40)	3.23	0.11(e)
Lipper Precious Metals Fund Classification	(7.21)	(8.44)	(8.31)	(5.63)	5.07	2.12
Standard & Poor’s (“S&P”) 500 Index	(0.76)	13.99	13.31	9.49	10.10	9.88
Class A (GLDAX)	(8.77)	(12.60)	(5.97)	(4.37)	5.68	3.99
With sales charge (b)	(14.01)	(17.63)	(7.08)	(4.93)	5.26	3.73
Class C (GLDCX)	(8.88)	(13.17)	(6.67)	(5.10)	4.88	3.48
With contingent deferred sales charge (c)	(9.79)	(14.04)	(6.67)	(5.10)	4.88	3.48
Class I (GLDIX)	(8.76)	(12.42)	(5.74)	(4.16)	5.84	4.09
Class T (GLDTX)	(8.79)	(12.63)	(5.97)	(4.40)	5.65	3.97
With sales charge (f)	(11.07)	(14.81)	(6.45)	(4.64)	5.48	3.45

In the current prospectuses dated April 30, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.52%, 1.52%, 2.27%, 1.27%, and 1.52%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares,Class C Shares,and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 23, 2002, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver. The Lipper Precious Metals Fund Classification reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1 % maximum contingent deferred sales change imposed on redemptions made within one year of purchase.
(d)	XAU Index since inception performance results is as of June 30, 1994.

(e)	NYSE Arca Gold Miners Index since inception performance results is as of June 30, 1994.

(f)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

Gabelli Gold Fund, Inc.

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.3%
	Metals and Mining — 98.3%
	Africa — 1.1%
50,000	AngloGold Ashanti Ltd., ADR	$474,500
250,000	Gold Fields Ltd., ADR	1,005,000
750,000	Harmony Gold Mining Co. Ltd., ADR	1,792,500

		3,272,000

	Australia — 13.4%
1,000,000	Evolution Mining Ltd.	2,327,189
7,000,000	Gold Road Resources Ltd.†	4,381,720
947,079	Newcrest Mining Ltd.	14,234,597
1,176,227	Northern Star Resources Ltd.	5,673,353
3,745,000	Perseus Mining Ltd., Australia†	1,337,500
4,450,000	Perseus Mining Ltd., Toronto†	1,640,664
10,989,011	RTG Mining Inc., CDI†(a)	1,266,015
4,027,272	Saracen Mineral Holdings Ltd.†	5,490,329
2,206,756	Westgold Resources Ltd.†	2,542,346

		38,893,713

	Europe — 1.5%
115,000	Polyus PJSC, GDR	4,473,500

	North America — 62.5%
140,246	Agnico Eagle Mines Ltd., New York	5,900,149
322,186	Agnico Eagle Mines Ltd., Toronto	13,554,144
600,000	Alacer Gold Corp., New York†	948,180
700,000	Alacer Gold Corp., Toronto†	1,113,828
1,037,675	Alamos Gold Inc., New York, Cl. A	5,406,287
1,325,250	Alamos Gold Inc., Toronto, Cl. A	6,891,897
5,500,000	Alexandria Minerals Corp.†(b)	362,867
1,100,000	Amarillo Gold Corp.†	239,065
1,766,500	Asanko Gold Inc., New York†	1,766,500
233,500	Asanko Gold Inc., Toronto†	235,611
2,224,650	B2Gold Corp., New York†	6,073,295
400,000	B2Gold Corp., Toronto†	1,095,975
408,700	Barrick Gold Corp., New York	5,088,315
122,661	Barrick Gold Corp., Toronto	1,528,086
4,600,000	Belo Sun Mining Corp.†	1,249,660
335,000	Chesapeake Gold Corp.†	637,055
52,700	Contango ORE Inc.†(b)(c)	975,477
55,000	Contango ORE Inc., New York	1,018,050
1,550,000	Continental Gold Inc.†	4,258,936
685,000	Detour Gold Corp., New York†	6,951,037
115,000	Detour Gold Corp., Toronto†	1,163,969
1,169,311	Eldorado Gold Corp., New York†	982,221
467,500	Eldorado Gold Corp., Toronto†(b)	391,897
185,000	Endeavour Mining Corp., New York†	3,413,242
675,000	Fortuna Silver Mines Inc.†	3,516,750
244,700	Franco-Nevada Corp.(b)	16,695,098
350,000	Gold Standard Ventures Corp.†	570,500
270,000	Goldcorp Inc., New York	3,731,400
433,800	Goldcorp Inc., Toronto	5,990,066

Shares		Market Value

1,500,000	Golden Queen Mining Co. Ltd.†(b)	$210,930
2,000,000	Golden Queen Mining Co. Ltd., New York†	281,240
8,987,000	Golden Queen Mining Co. Ltd., Toronto†	1,213,547
473,000	Golden Queen Mining Co. Ltd., Toronto†	64,249
210,000	Kirkland Lake Gold Ltd.	3,255,094
95,533	MAG Silver Corp.†(b)(c)	931,447
330,000	MAG Silver Corp., New York†	3,232,507
5,050,000	Mandalay Resources Corp.	764,350
1,000,000	Midas Gold Corp., New York†	736,000
1,950,000	Midas Gold Corp., Toronto†	1,437,886
302,871	Newmont Mining Corp.	11,833,170
200,000	Northern Dynasty Minerals Ltd., New York†	181,200
1,672,000	Northern Dynasty Minerals Ltd., Toronto†	1,557,341
2,220,850	OceanaGold Corp., New York	5,974,531
425,000	OceanaGold Corp., Toronto	1,144,681
306,860	Osisko Gold Royalties Ltd.	2,962,967
50,000	Pan American Silver Corp	807,500
190,000	Pretium Resources Inc.†	1,265,400
10,600,000	Redstar Gold Corp.†	411,379
212,700	Royal Gold Inc.	18,264,549
600,000	SEMAFO Inc.†(b)	1,727,791
400,000	SEMAFO Inc., New York†	1,151,861
75,000	Tahoe Resources Inc., New York	351,750
850,000	Tahoe Resources Inc., Toronto	3,991,540
240,000	TMAC Resources Inc.†	1,475,375
50,000	Torex Gold Resources Inc., New York†(b)	306,982
385,000	Torex Gold Resources Inc., Toronto†	2,363,760
1,200,000	Victoria Gold Corp., New York†	336,000
2,000,000	Victoria Gold Corp., Toronto†	558,854
3,041,000	Wesdome Gold Mines Ltd.†	4,626,351
290,000	Wheaton Precious Metals Corp., New York	5,907,300
30,000	Wheaton Precious Metals Corp., Toronto	611,247

		181,688,336

	United Kingdom — 19.8%
2,349,000	Centamin plc	5,086,819
1,803,054	Condor Gold plc†(b)	1,151,004
1,135,500	Fresnillo plc	20,208,510
1,797,709	Hochschild Mining plc	5,022,921
3,000,000	Hummingbird Resources plc†	1,388,967
295,900	Randgold Resources Ltd., ADR	24,630,716

		57,488,937

	TOTAL COMMON STOCKS	285,816,486

	WARRANTS — 0.3%
	Metals and Mining — 0.3%
	Australia — 0.0%
441,351	Westgold Resources Ltd., expire 06/30/19†	66,101

See accompanying notes to schedule of investments.

Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	WARRANTS (Continued)
	Metals and Mining (Continued)
	North America — 0.3%
475,000	Golden Queen Mining Co. Ltd., expire 08/03/19†	$16
1,222,000	Northern Dynasty Minerals Ltd., expire 06/15/21†	800,444
2,175,000	Redstar Gold Corp., expire 05/03/19†	18,493

		818,953

	United Kingdom — 0.0%
650,364	Condor Gold plc, expire 02/23/19†(b)(c)	3,057
251,163	Condor Gold plc, expire 03/22/20†(b)(c)	34,440

		37,497

	TOTAL WARRANTS	922,551

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$ 4,020,000	U.S. Treasury Bills, 1.629% to 1.739%††, 05/31/18 to 06/21/18	4,005,430

	TOTAL INVESTMENTS — 100.0% (Cost $255,009,531)	$290,744,467

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $22,790,990 or 7.84% of total investments.

(c)

At March 31, 2018, the Fund held investments in restricted and illiquid securities amounting to $1,944,421 or 0.67% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/18 Carrying Value Per Share

52,700	Contango ORE Inc.	10/17/17	$1,001,300	$18.5100
95,533	MAG Silver Corp.	11/17/17	1,000,231	$9.7500
650,364	Condor Gold plc warrants,expire 02/23/19	02/27/17	0	$0.0047
251,163	Condor Gold plc warrants,expire 03/22/20	03/26/18	33,892	$0.1371

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CDI	CHESS (Australia) Depository Interest

GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Gold Fund, Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case the securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset value of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Gabelli Gold Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining
Africa	$ 3,272,000	—	$ 3,272,000
Australia	24,659,116	$14,234,597	38,893,713
Europe	4,473,500	—	4,473,500
North America	178,763,362	2,924,974	181,688,336
United Kingdom	57,488,937	—	57,488,937
Total Common Stocks	268,656,915	17,159,571	285,816,486
Warrants:
Metals and Mining
Australia	66,101	—	66,101
North America	—	818,953	818,953
United Kingdom	—	37,497	37,497
Total Warrants	66,101	856,450	922,551
U.S. Government Obligations	—	4,005,430	4,005,430
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$268,723,016	$22,021,451	$290,744,467

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

Gabelli Gold Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

Gabelli Gold Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at March 31, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GABELLI GOLD FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI GOLD FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Daniel E. Zucchi

President,

Daniel E. Zucchi Associates

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance

Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions Inc.

LEGAL COUNSEL

Paul Hasting LLP

This report is submitted for the general information of the shareholders of the Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB008Q118QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Gold Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/24/18

* Print the name and title of each signing officer under his or her signature.